SCHEDULE OF ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Property, plant, and equipment, net	$ 6,685	$ 7,066
Goodwill	4,380	4,477
Total assets held for sale, current assets	11,065	11,543
Cash and cash equivalents		23
Accounts receivable, net	139	13
Prepaid expenses and other current assets	119	249
Property, plant, and equipment, net	2,439	2,598
Right-of-use assets	107	121
Other assets, noncurrent	4	4
Total assets held for sale, current assets	2,808	3,008
Total assets held for sale	13,873	14,551
Deferred tax liabilities	404	443
Total liabilities held for sale, current liabilities	404	443
Lines of credit – working capital	209
Accounts payable	187	247
Accrued expenses	514	512
Current portion of long-term debt	23	22
Long-term debt	63	88
Deferred tax liabilities, net	174	218
Total liabilities held for sale, current liabilities	1,170	1,087
Total liabilities held for sale	1,574	1,530
Revenues	11,866	3,522	$ 5,840
Cost of sales	(9,045)	(1,461)	(5,675)
Selling, general and administrative expenses	(2,264)	(2,170)	(3,862)
Interest expense	(521)	(538)	(569)
Foreign Exchange loss	(3)	(5)	(5)
Total pretax profit (loss) of discontinued operations	33	(652)	$ (4,271)
Cash and cash equivalents	12,231	23,998
Cash and cash equivalents in held-for-sale assets		23
Amounts reported in the consolidated statements of cash flows	$ 12,231	$ 24,021